FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101



                                                              August 7, 1998

VIA EDGAR
Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds("Registrant")
         File Nos. 2-67052, 811-3023
         CIK: 0000315774

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies that the form of prospectuses relating to Investors High Grade Bond Fund Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Investors Growth Fund, Payson Value Fund, Payson Balanced Fund, Austin Global Equity Fund, Oak Hall(R) Small Cap Contrarian Fund, Quadra Value Equity Fund and Quadra Growth Fund, series of the Registrant that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the most recent amendment to the Registrant's registration statement, dated July 31, 1998, which was filed with the Securities and Exchange Commission via EDGAR on July 31, 1998, accession number 0001004402-98-000421.

Sincerely,

Forum Funds

By:      /s/ Leslie K. Klenk
     -------------------------------------------
         Leslie K. Klenk, Assistant Secretary